Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 550,507,916.37
Previously Paid Amount	56,337.35
Total Fee Amount	76,025.14
Total Offset Amount	0.00
Net Fee	$ 19,687.79